PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 31, 2010
Accounting Policies [Abstract]
Business Description and Accounting Policies [Text Block]
1. PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Advaxis, Inc. (the "Company") was incorporated in 2002 and is a biotechnology company researching and developing new cancer-fighting techniques. The Company is in the development stage and its operations are subject to all of the risks inherent in an emerging business enterprise.

The preparation of financial statements in accordance with GAAP involves the use of estimates and assumptions that affect the recorded amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ substantially from these estimates. Significant estimates include the fair value and recoverability of the carrying value of intangible assets (patents and licenses) the fair value of options, the fair value of embedded conversion features, warrants, and related disclosure of contingent assets and liabilities. On an on-going basis, we evaluate our estimates, based on historical experience and on various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from these estimates.

The Company’s products are being developed and have not generated significant revenues. As a result, the Company has suffered recurring losses and its liabilities exceed its assets which raises substantial doubt about our ability to continue as a going concern. These losses are expected to continue for an extended period of time. The Company intends to continue raising funds through the sale of both debt and equity in order to continue funding ongoing clinical trials activity. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  There is a working capital deficiency and recurring losses that raise substantial doubt about its ability to continue as a going concern.  The financial statement does not include any adjustments to the carrying amount and classification of recorded assets and liabilities should we be unable to continue operations.

Revenue from license fees and grants is recognized when the following criteria are met; persuasive evidence of an arrangement exists, services have been rendered, the contract price is fixed or determinable, and collectability is reasonably assured. In licensing arrangements, delivery does not occur for revenue recognition purposes until the license term begins. Nonrefundable upfront fees received in exchange for products delivered or services performed that do not represent the culmination of a separate earnings process will be deferred and recognized over the term of the agreement using the straight line method or another method if it better represents the timing and pattern of performance. Since its inception and through October 31, 2010 all of the Company’s revenues have been from grants. For the years ended October 31, 2010 and 2009, all of the Company’s revenues were received from multiple grants.

For revenue contracts that contain multiple elements, revenue arrangements with multiple deliverables are divided into separate units of accounting if the delivered item has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the undelivered item.

The Company maintains its cash in bank deposit accounts (money market) that at times exceed federally insured limits.

Equipment is stated at cost. Depreciation and amortization are provided for on a straight-line basis over the estimated useful life of the asset ranging from 3 to 5 years. Expenditures for maintenance and repairs that do not materially extend the useful lives of the respective assets are charged to expense as incurred. The cost and accumulated depreciation and/or amortization of assets retired or sold are removed from the respective accounts and any gain or loss is recognized in operations.

Intangible assets, which consist primarily of legal and filing costs in obtaining patents and licenses and are being amortized on a straight-line basis over 20 years.

We review our long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable and its carrying amount exceeds its fair value, which is based upon estimated undiscounted future cash flows. Net assets recorded on the balance sheet for patents and licenses related to ADXS11-001, ADXS31-142, ADXS31-164 and other products are in development. However, if a competitor were to gain FDA approval for a treatment before us or if future clinical trials fail to meet the targeted endpoints, we would likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued we would record an impairment of its estimated book value.

Net Loss Per Share

Basic net income or basic net loss per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the periods. Diluted earnings per share give effect to dilutive options, warrants, convertible debt and other potential common stock outstanding during the period. Therefore, in the case of a net loss the impact of the potential common stock resulting from warrants, outstanding stock options and convertible debt are not included in the computation of diluted loss per share, as the effect would be anti-dilutive. In the case of net income the impact of the potential common stock resulting from these instruments that have intrinsic value are included in the diluted earnings per share. The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share. The warrants (excluding approximately 15.8 million warrants held by an affiliate of Optimus (as defined below) include anti-dilutive provisions to adjust the number and price of the warrants based on certain types of equity transactions.

	As of October 31,
	2010	2009
Warrants	103,139,628	127,456,301
Stock Options	26,467,424	7,881,591
Convertible Debt (using the if-converted method)	4,358,176	49,749,280
Total	133,965,228	185,087,172

Income Taxes

Deferred income taxes are provided for the differences between the bases of assets and liabilities for financial reporting and income tax purposes. Future ownership changes may limit the future utilization of these net operating loss and research and development tax credit carry-forwards as defined by the Internal Revenue Code. The amount of any potential limitation is unknown. The net deferred tax asset has been fully offset by a valuation allowance due to our history of taxable losses and uncertainty regarding our ability to generate sufficient taxable income in the future to utilize these deferred tax assets.

Accounts payable consists entirely of trade accounts payable

Research and Development Expenses

Research and development expenses include, but are not limited to, payroll and personnel expenses, lab expenses, clinical trial and related clinical manufacturing costs, facilities and related overhead costs.

Accounting for Stock-Based Compensation

Stock-based compensation is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton option-pricing model (hereinafter referred to as the “BSM model”) and is recognized as expense over the requisite service period. The BSM model requires various assumptions including volatility, forfeiture rates and expected option life. If any of the assumptions used in the BSM model change significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period. See Note 5 for information on stock-based compensation expense incurred in the years ending October 31, 2010 and 2009.

Warrant Liability/Embedded Derivative Liability

The Company has outstanding Warrants and convertible features (Embedded Derivatives) in its outstanding Senior and Junior Subordinated Promissory Notes.  We refer to all Senior Convertible Promissory Notes and Junior Subordinated Convertible Promissory Notes as “Bridge Notes”. The Warrants and Embedded Derivatives are recorded at their relative fair values at issuance and will continue to be recorded at fair value each subsequent balance sheet date. Any change in value between reporting periods will be recorded at each reporting date. Both derivatives will continue to be reported until such time as they are exercised, expire, or mature at which time these derivatives will be adjusted to fair value and reclassified from liabilities to equity.

 In April 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-17, Revenue Recognition—Milestone Method (Topic 605) - Milestone Method of Revenue Recognition - a consensus of the FASB Emerging Issues Task Force . This ASU provides guidance to vendors on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. This guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.  The Company has not yet begun to generate revenues that contain milestone payments, as it is still a pre-revenue, development stage company.  ASU 2010-17 will be reviewed and implemented, if applicable to the company’s revenue arrangements, in the fiscal year in which the company begins to generate revenues.

Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.